SHARE BASED COMPENSATION - Fair value of options (Details) - Options	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Fair value of options
Exercise multiple	2.5	2.5
Minimum
Fair value of options
Risk-free interest rate	1.55%	2.46%
Expected volatility range	60.37%	62.14%
Fair market value per ordinary share as at grant dates	$ 9.61	$ 9.46
Maximum
Fair value of options
Risk-free interest rate	2.50%	3.11%
Expected volatility range	64.48%	63.61%
Fair market value per ordinary share as at grant dates	$ 9.80	$ 9.61